Significant Accounting Policies (Details) - Schedule of useful life of intangible assets	12 Months Ended
Dec. 31, 2022
Licenses [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life	Indefinite
Amortization method	Not amortized
Customer relationships [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life	Definite 10.58 years
Amortization method	Straight-line
Trade name [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life	Definite 10.58 years
Amortization method	Straight-line
Technology [Member]
Significant Accounting Policies (Details) - Schedule of useful life of intangible assets [Line Items]
Useful life	Definite 8.67 years
Amortization method	Straight-line